Annual Total Returns[BarChart] - Invesco SP SmallCap Energy ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.43%	(0.82%)	37.38%	(35.84%)	(47.74%)	37.30%	(26.84%)	(42.98%)	(15.04%)	(40.07%)